As filed with the Securities and Exchange Commission on January 24, 2025
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	878	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	880	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (513) 520-5925

Jay S. Fitton, Secretary
Trust for Professional Managers
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 28, 2025 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 878 to the Registration Statement of Trust for Professional Managers is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2024 for the CrossingBridge Pre-Merger SPAC ETF and to make other permissible changes under Rule 485(b).

CrossingBridge Pre-Merger SPAC ETF
(SPC)

Listed on The NASDAQ Stock Market LLC

Prospectus
January 28, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CrossingBridge Pre-Merger SPAC ETF
A Series of Trust for Professional Managers (the “Trust”)

Summary Section

Investment Objective
The investment objective of the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) is to provide total returns consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses (includes Tax Expense)	0.07%
Total Annual Fund Operating Expenses	0.87%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$89	$278	$482	$1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These transaction costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.91% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that under normal market conditions will invest at least 80% of its net assets, plus borrowings for investment purposes, in shares of common stock and units of Special Purpose Acquisition Companies (“SPACs”) that have yet to consummate a shareholder-approved merger or business combination. The Fund seeks to invest in publicly-traded SPACs that at the time of purchase are trading at or below the SPAC’s pro rata trust account value. From time to time, the Fund may receive SPAC common stock or units that are trading above the SPAC’s pro rata trust account value as Deposit Securities (defined below).

The Fund will invest primarily in U.S.-listed SPACs, and may also invest in SPACs that are domiciled or listed outside of the U.S., including SPACs listed in Canada, the Cayman Islands, Bermuda and the Virgin Islands.

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The Fund may invest in securities offered in a SPAC initial public offering (“IPO”). As part of its participation in a SPAC IPO, pursuant to which the Fund will acquire SPAC common stock or units at or below the pro rata trust account value, the Fund may also receive additional securities that may include founder shares and founder warrants at no additional cost. Such founder shares and founder warrants may have restrictions on resale. Except to the extent that the Fund holds founder shares and founder warrants of a SPAC, the Adviser will submit a redemption notice to a SPAC sponsor or dispose of any SPAC common stock or units held by the Fund generally no later than 10 business days following the consummation of a shareholder-approved merger or business combination. Depending on market pricing, the Fund generally intends to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to reduce the cost basis of each investment, which may generate additional returns for the shareholder.

A SPAC (or “blank check company”) is a company with no commercial operations that is established solely to raise capital through an IPO for the purpose of acquiring an existing operating company. A SPAC is publicly traded and is formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more other operating companies. Generally, a SPAC is formed by sponsors holding founder shares with an approximately 20% equity interest in the SPAC. SPACs may offer units, typically comprised of one share of common stock of the SPAC and a warrant (or portion of a warrant) to purchase common stock of the SPAC or its successor entity upon or after a business combination. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Typically, a SPAC’s IPO net proceeds are placed in an interest-bearing trust account for the benefit of the SPAC’s common stock shareholders until a merger or business combination is completed or the SPAC is liquidated for not having completed a merger or business combination. The value of the trust account divided by the number of shares issued by a SPAC provides a pro rata trust account value. The SPAC sponsor may have contributed additional monies into the trust account to over-collateralize the amount in excess of the IPO net proceeds. SPACs often have pre-determined time frames to complete a business combination (generally two years) or the SPAC will liquidate. Unless and until a business combination is completed, a SPAC generally invests its IPO net proceeds in U.S. government securities, U.S. agency securities, money market securities and cash, and such assets are held in a trust account.

SPAC common stock shareholders of record have the right to redeem their shares for the pro rata trust account value rather than participating as a shareholder of a successful merger or business combination. Trust account proceeds that were not distributed to common stock shareholders exercising their redemption rights are contributed as cash to the successor entity and those SPAC common stock shareholders not exercising their redemption rights will receive common stock shares of the successor entity.

The Fund may invest up to 20% of its total assets in fixed income securities for cash management purposes or due to a lack of suitable investment opportunities. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, floating-rate securities, and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, convertible bonds and preferred stocks. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund will only invest in fixed income securities denominated in U.S. dollars issued by issuers domiciled in North America or developed markets.

Investment decisions for the Fund are made by CrossingBridge Advisors, LLC (the “Adviser”). The Adviser will utilize both quantitative and qualitative analysis to identify investment opportunities with favorable attributes. Quantitative analysis will primarily focus on the current market price relative to a SPAC’s underlying pro rata trust account value as well as the yield to expected liquidation or redemption date.

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Qualitative analysis may include factors such as a SPAC sponsors’ background and experience, target industry, and terms of an announced transaction (i.e., a publicly announced merger or business combination between a SPAC and a target company). The Adviser tracks publicly-traded SPAC common stock shares and units to evaluate return profiles. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, which may result in a high portfolio turnover rate.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Fund Details — Principal Risks.” The principal risks of investing in the Fund are:

Active Management Risk. Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Associated Risks of Investments in SPACs. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, U.S. agency securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable or will be achievable as intended for U.S. federal income tax purposes. If a SPAC does not complete a business combination, the Fund’s return on an investment in the common stock of the SPAC is limited to the difference between the purchase price and the SPAC’s pro rata trust account value. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Alternatively, an initial business combination that may be attractive to a SPAC’s sponsors may fail to get the approval of shareholders. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC. In recent market conditions, SPACs have been subject to significant price volatility.

Capital Gains Tax-Related Risk. Two ways in which Fund shareholders can recognize taxable income from their investment in Fund shares are: (1) if you sell your Shares at a price that is higher than the price when you bought them, as adjusted, you will have a taxable capital gain; on the other hand, if you sell your Shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than the prices when they were bought by the Fund, as adjusted,

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the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.

Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Equity Securities Risks. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand

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of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NASDAQ Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

Fixed Income Securities Risk. The Fund’s investments in fixed income securities will be subject to credit risk, interest rate risk, prepayment risk, duration risk, extension risk and liquidity risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). Pre-payment risk is the risk that the principal on fixed income securities may be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Extension risk is the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Adviser believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

Foreign Domicile Jurisdiction Risk. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject to foreign withholding taxes.

Initial Public Offerings (“IPO”) Risk. The Fund may invest in securities offered in SPAC IPOs or in SPACs that have recently completed an IPO. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, and widely available research coverage. The market value of SPAC IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of SPAC IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. The Fund may hold SPAC founder shares and founder warrants which may be subject to restrictions on resale.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Small Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

U.S. Government and U.S. Agency Obligations Risk. The Fund, and the SPACs in which the Fund invests, may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government- sponsored enterprises) where it is not obligated to do so.

Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Adviser for SPAC founder shares and founder warrants, or certain fixed income securities held by the Fund, may be different from the prices used by other investment companies or from the prices at which securities are actually bought and sold. The prices of founder shares, founder warrants and certain fixed income securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Warrants Risk. The Fund may receive warrants in connection with purchasing equity securities, specifically SPAC Units. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than

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the value of the subscribed security’s market price. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

Performance
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as the Fund’s benchmark index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Calendar Year Returns as of December 31
During the period shown in the bar chart, the best performance for a quarter was 1.74% (for the quarter ended March 31, 2023) and the worst performance was -0.21% (for the quarter ended June 30, 2022).

Average Annual Total Returns (for the periods ended December 31, 2024)
CrossingBridge Pre-Merger SPAC ETF	One Year	Since Inception (September 20, 2021)
Return Before Taxes	4.72%	4.66%
Return After Taxes on Distributions	2.05%	3.25%
Return After Taxes on Distributions and Sale of Fund Shares	2.98%	3.02%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-2.52%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	4.47%	1.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

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Management

Investment Adviser. CrossingBridge Advisors, LLC, located at 427 Bedford Road, Suite 220, Pleasantville, New York, 10570, is the Fund’s investment adviser.

Portfolio Managers. David K. Sherman, Chief Investment Officer (“CIO”) of the Adviser, has served as a Portfolio Manager of the Fund since its inception in 2021. T. Kirk Whitney, CFA®, Portfolio Manager of the Adviser, has served as a Portfolio Manager of the Fund since January 2025. Previously, Mr. Whitney served as the Fund’s Assistant Portfolio Manager since its inception in 2021. Michael De Kler, Portfolio Manager of the Adviser, has served as a Portfolio Manager of the Fund since January 2025.

Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be purchased and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and asked prices is often referred to as the “bid-ask spread”.

Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads, can also be found on the Fund’s website at www.crossingbridgefunds.com.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (a “Financial Intermediary”), the Adviser or its affiliates may pay Financial Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Financial Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Financial Intermediary’s website for more information.

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Fund Details

Investment Objective
The Fund seeks to provide total returns consistent with the preservation of capital. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund may not make any change to its investment policy of investing at least 80% of net assets, plus borrowings for investment purposes, in shares of common stock and units of SPACs that have yet to consummate a shareholder-approved merger or business combination without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies
The Fund is an actively managed ETF that under normal market conditions will invest at least 80% of its net assets, plus borrowings for investment purposes, in shares of common stock and units of SPACs that have yet to consummate a shareholder-approved merger or business combination. The Fund seeks to invest in publicly-traded SPACs that at the time of purchase are trading at or below the SPAC’s pro rata trust account value. From time to time, the Fund may receive SPAC common stock or units that are trading above the SPAC’s pro rata trust account value for prices at or below the pro rata trust account value as Deposit Securities.

The Fund will invest primarily in U.S.-listed SPACs, and may also invest in SPACs that are domiciled or listed outside of the U.S., including SPACs listed in Canada, the Cayman Islands, Bermuda and the Virgin Islands.

The Fund may invest in securities offered in a SPAC IPO. As part of its participation in a SPAC IPO, pursuant to which the Fund will acquire SPAC common stock or units at or below the pro rata trust account value, the Fund may also receive additional securities that may include founder shares and founder warrants at no additional cost. Such founder shares and founder warrants may have restrictions on resale. Except to the extent that the Fund holds founder shares and founder warrants of a SPAC, the Adviser will submit a redemption notice to a SPAC sponsor or dispose of any SPAC common stock or units held by the Fund generally no later than 10 business days following the consummation of a shareholder-approved merger or business combination. Depending on market pricing, the Fund generally intends to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to reduce the cost basis of each investment, which may generate additional returns for the shareholder.

A SPAC (or “blank check company”) is a company with no commercial operations that is established solely to raise capital through an IPO for the purpose of acquiring an existing operating company. A SPAC is publicly traded and is formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more other operating companies. Generally, a SPAC is formed by sponsors holding founder shares with an approximately 20% equity interest in the SPAC. SPACs may offer units, typically comprised of one share of common stock of the SPAC and a warrant (or portion of a warrant) to purchase common stock of the SPAC or its successor entity upon or after a business combination. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Typically, a SPAC’s IPO net proceeds are placed in an interest-bearing trust account for the benefit of the SPAC’s common stock shareholders until a merger or business combination is completed or the SPAC is liquidated for not having completed a merger or business combination. The value of the trust account divided by the number of shares issued by a SPAC provides a pro rata trust account value. The SPAC sponsor may have contributed additional monies into the trust account to over-collateralize the amount in excess of the IPO net proceeds. SPACs often have pre-determined time

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frames to complete a business combination (generally two years) or the SPAC will liquidate. Unless and until a business combination is completed, a SPAC generally invests its IPO net proceeds in U.S. government securities, U.S. agency securities, money market securities and cash, and such assets are held in a trust account. Under the terms of a SPAC’s organizational documents, if the SPAC is unable to complete a business combination with a target business within the specified timeframe, it must return all money in the trust account to the SPAC’s public stockholders, and any warrants or founder shares issued by the SPAC will become be worthless. In addition, at the time of a proposed business combination, the SPAC must prepare and circulate to its shareholders a document containing information concerning the transaction and the target company, including audited historical financial statements and pro forma financial information. Once a business combination has been completed, the post-closing company will continue to be listed on an exchange.

SPAC common stock shareholders of record have the right to redeem their shares for the pro rata trust account value rather than participating as a shareholder of a successful merger or business combination. Trust account proceeds that were not distributed to common stock shareholders exercising their redemption rights are contributed as cash to the successor entity and those SPAC common stock shareholders not exercising their redemption rights will receive common stock shares of the successor entity.

The Fund may invest up to 20% of its total assets in fixed income securities for cash management purposes or due to a lack of suitable investment opportunities. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, floating-rate securities, and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, convertible bonds and preferred stocks. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund will only invest in fixed income securities denominated in U.S. dollars issued by issuers domiciled in North America or developed markets.

Investment decisions for the Fund are made by the Adviser. The Adviser will utilize both quantitative and qualitative analysis to identify investment opportunities with favorable attributes. Quantitative analysis will primarily focus on the current market price relative to a SPAC’s underlying pro rata trust account value as well as the yield to expected liquidation or redemption date. The Adviser calculates the yield to expected liquidation by comparing the current market price of a SPAC to the pro rata trust account value. For example, if a SPAC is trading below the pro rata trust account value, it is trading at a discount and the SPAC’s shareholders will have a positive yield to expected redemption or yield to expected liquidation date as they are entitled to 100% of their pro rata share of the trust account. Qualitative analysis may include factors such as a SPAC sponsors’ background and experience, target industry, and terms of an announced transaction (i.e., a publicly announced merger or business combination between a SPAC and a target company). The Adviser tracks publicly-traded SPAC common stock shares and units to evaluate return profiles. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, which may result in a high portfolio turnover rate.

Diversification. The Fund is “diversified” within the meaning of the 1940 Act. The Fund commenced operations as a non-diversified fund; however, the Fund continuously operated as diversified for three years and is now classified as diversified. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the

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time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

Lending of Portfolio Securities. As a non-principal strategy, the Fund may lend portfolio securities to certain broker/dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. Such loans must be secured by collateral in cash or U.S. government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. The Fund may call a loan and obtain the securities loaned at any time generally on less than five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

Temporary Strategies. The Fund may take temporary defensive measures in response to adverse market, political or other conditions as determined by the Adviser. Such measures include investments in: (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) money market funds or other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Principal Risks
All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The following information is in addition to, and should be read along with, the description of the Fund’s principal investment risks in the section titled “Summary Section— Principal Risks of Investing in the Fund” above. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. The following additional risks could affect the value of your investment, and are ordered alphabetically rather than by importance. You should understand these risks before investing. The principal risks of investing in the Fund are:

Active Management Risk. Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Associated Risks of Investments in SPACs. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a business combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., two years), the invested funds are returned to the entity’s shareholders. Because SPACs

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have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. If a SPAC does not complete a business combination, the Fund’s return on an investment in the common stock of the SPAC is limited to the difference between the purchase price and the SPAC’s pro rata trust account value. The market perception of SPAC’s ability to complete business combination could materially impact the market value of the SPACs securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Alternatively, an initial business combination that may be attractive to a SPAC’s sponsors may fail to get the approval of shareholders. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable or will be achievable as intended for U.S. federal income tax purposes. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same acquisition targets, which could make completing an attractive business combination more difficult. To the extent a SPAC is invested in cash or cash equivalents, this may impact the ability of the Fund to meet its investment objectives. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC. In recent market conditions, SPACs have been subject to significant price volatility.

The economic terms of the investments made by a SPAC’s sponsors, directors, officers and their affiliates usually differ from those of the public shareholders such as the Fund. Sponsors, directors, officers and their affiliates may have financial incentives that differ from public shareholders which may result from securities ownership, compensation arrangements or relationships with affiliated entities that may lead to conflicts of interest when evaluating potential business combination opportunities. The compensation arrangement of a SPAC’s sponsors, directors, officers or affiliates may create financial incentives to complete a business combination transaction even if the transaction may not be in the best interest of other shareholders.

Call Risk. During periods of falling interest rates, an issuer of a callable fixed income securities held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Capital Gains Tax-Related Risk. Two ways in which Fund shareholders can recognize taxable income from their investment in Fund shares are: (1) if you sell your Shares at a price that is higher than the price when you bought them, as adjusted, you will have a taxable capital gain; on the other hand, if you sell your Shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than the prices when they were bought by the Fund, as adjusted, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.

Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Credit risk is the risk that an issuer or other obligated party of a fixed income security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a fixed income security may decline because of concerns about the issuer’s ability or willingness to make such payments.

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Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Equity Securities Risk. The Fund will be exposed to equity market risk through direct investments in equity securities, and its investment in other equity-linked instruments. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption

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process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.

◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for Shares than the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

Extension Risk. During periods of rising interest rates, certain fixed income obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Fixed Income Securities Risk. The Fund’s investments in fixed income securities will be subject to credit risk, interest rate risk, prepayment risk, duration risk, extension risk and liquidity risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). Pre-payment risk is the risk that the principal on fixed income securities may be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Extension risk is the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Adviser believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

Foreign Domicile Jurisdiction Risk. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject to foreign withholding taxes.

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IPO Risk. The Fund may invest in securities offered in SPAC IPOs or in SPACs that have recently completed an IPO. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, and widely available research coverage. The market value of SPAC IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of SPAC IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Interest Rate Risk. An increase in interest rates may cause the value of fixed income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Starting in 2022, the Federal Reserve began to increase interest rates in an effort to combat inflation, which has resulted in periods of volatility.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. The Fund may hold SPAC founder shares which may be subject to restrictions on resale. If the Fund holds SPAC founder shares and the SPAC fails to complete a business combination, such founder shares will be worthless.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains, including short- term capital gains taxable to shareholders at ordinary income rates and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. These potentially higher taxes and increased brokerage commission costs may reduce a shareholder’s after-tax return on an investment in the Fund.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

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Small Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

U.S. Government and U.S. Agency Obligations Risk. The Fund, and the SPACs in which the Fund invests, may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government- sponsored enterprises) where it is not obligated to do so.

Valuation Risk. It may be difficult for the Fund to purchase and sell SPAC founder shares and founder warrants and certain fixed income investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, for periods of restriction on resale of SPAC founder shares and founder warrants and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.

Warrants Risk. The Fund may receive warrants in connection with purchasing equity securities, specifically SPAC Units. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

Portfolio Holdings Information
Information about the Fund’s daily portfolio holdings is available at www.crossingbridgefunds.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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Management and Organization of the Fund

Investment Adviser
CrossingBridge Advisors, LLC, located at 427 Bedford Road, Suite 220, Pleasantville, New York 10570, manages the Fund’s investments subject to the general supervision of the Board of Trustees. The Adviser is registered as an investment adviser with the SEC and was formed in December 2016. CrossingBridge Advisors, LLC is a wholly-owned subsidiary of ENDI Corp. The Adviser and its affiliates have managed a variety of credit-related investment vehicles and/or accounts since 1996. As of September 30, 2024, the Adviser had approximately $3.3 billion in assets under management.

Pursuant to the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser is responsible for managing the Fund in accordance with its investment objective and policies and for making decisions with respect to and placing orders for all purchases and sales of portfolio securities. The Adviser also maintains related records for the Fund.

For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2024, the Adviser received a management fee of 0.80% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement is available in the Fund’s Annual Report to Shareholders on Form N-CSR for the period ended September 30, 2024.

The Adviser also serves as investment adviser to the CrossingBridge Low Duration High Income Fund, the CrossingBridge Ultra-Short Duration Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund, each an open-end mutual fund, which are currently offered in a separate prospectus and SAI.

Portfolio Managers
Unless stated otherwise, each of the following Portfolio Managers is jointly and primarily responsible for the day-to-day management of the Fund.

David K. Sherman David Sherman founded Cohanzick Management, LLC in 1996 and CrossingBridge Advisors, LLC in 2016. Mr. Sherman currently serves as the CIO of CrossingBridge Advisers, LLC and is a Portfolio Manager of the Fund and every other fund in the CrossingBridge Fund family. Mr. Sherman has 35+ years of investment management experience. Earlier in his career, Mr. Sherman was actively involved as a senior executive in Leucadia National Corporation’s corporate investments and acquisitions and was Treasurer of the holding company’s insurance operations. Mr. Sherman holds a B.S. from Washington University.

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T. Kirk Whitney, CFA® is a Portfolio Manager of the Adviser and serves as Portfolio Manager of the Fund. T. Kirk Whitney joined Cohanzick Management, LLC in 2014 and has been an employee of Crossing Bridge since its inception in 2016 where he currently serves as a Portfolio Manager. Mr. Whitney has 20+ years of experience having worked at the Solaris Group, Concordia Advisors, Alliance Capital and Bloomberg. Mr. Whitney holds a B.S. from Pennsylvania State University.

Michael De Kler is a Portfolio Manager of the Adviser, and serves as a Portfolio Manager of the Fund. Michael De Kler joined Cohanzick Management, LLC in 1999 and has been an employee of CrossingBridge since 2024 where he serves as a Portfolio Manager. Mr. De Kler holds a B.S. and a M.B.A. from Fairleigh Dickinson University.

Additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares in the Fund is available in the Fund’s SAI.

CFA® is a registered trademark owned by the CFA Institute.

Other Service Providers
Foreside Fund Services, LLC (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. Generally, the Distributor will not distribute Shares in aggregations less than a Creation Unit, and the Distributor does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund and is not affiliated with the Adviser or any of their respective affiliates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator, fund accountant, and transfer agent for the Fund.

U.S. Bank National Association, located at 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian for the Fund.

Derivative Actions
Pursuant to the Trust’s Amended and Restated Declaration of Trust (the “Declaration of Trust”), and subject to the limitations disclosed in the Declaration of Trust, a Fund shareholder may only bring a derivative action if (i) the shareholder or shareholders make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed (as defined in the Declaration of Trust); (ii) shareholders eligible to bring such derivative action under the Delaware Statutory Trust Act who hold at least 10% of the outstanding voting securities of the Trust, or 10% of the outstanding voting securities of the series or class to which such action relates, shall join in the request for the Board of Trustees to commence such action; and (iii) the Board of Trustees is afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The provision requiring at least 10% of the outstanding voting securities of the Trust, applicable series or class to join in the request to

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bring the derivative action and the provision requiring an undertaking by the requesting shareholders to reimburse the Trust for the expense of any advisors retained by the Board in the event that the Trustees determine not to bring such action, do not apply to claims brought under federal securities laws.

Shareholder Information

How to Buy and Sell Shares
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. Each AP must be (i) a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell individual Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to shares of the Fund varies over time based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity.

Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return and an investment in the Fund may not be advisable for investors who anticipate regularly making small investments.

Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

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Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to adopt a written policy restricting frequent trading in the Fund, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value
The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its Shares outstanding. In calculating the Fund’s NAV, portfolio securities are valued using current market values or official closing prices, if available. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below). The Fund’s NAV is calculated at the close of regular trading of the NYSE (which is generally 4:00 p.m., Eastern time). The Fund’s NAV will not be calculated on days on which the NYSE is closed for trading. If the NYSE closes early, the Fund will calculate its NAV as of the close of trading on the NYSE on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

Fair Value Pricing
The Board of Trustees has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.

Dividends, Distributions, and Taxes

Dividends and Distributions
The Fund intends to pay out dividends and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for

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distributing the income and capital gain distributions to you.

Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions
For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s

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modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

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Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of capital gain dividends received or deemed to be received with respect to such Shares and disallowed to the extent of the amount of exempt-interest dividends, if any, received by the shareholder with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize investment income and/or capital gains or losses that it might not have realized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Tax Considerations
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Tax Matters” in the SAI.

Premium/Discount Information

Information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Fund’s website at www.crossingbridgefunds.com.

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Additional Notices

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. The following financial highlights table shows the financial performance of the Fund’s shares from September 20, 2021 (commencement of operations) to the fiscal period ended September 30, 2021, and for the fiscal years ended September 30, 2022, 2023 and 2024. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s 2024 Annual Report to Shareholders, which is available upon request.

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Per Share Data for a Share Outstanding Throughout Each Year/Period

	Year Ended September 30,			Period from September 20, 2021(1) through September 30, 2021
	2024	2023	2022
Net Asset Value, Beginning of Year/Period	$21.69	$20.56	$20.01	$20.00

Income from investment operations:
Net investment loss(2)	(0.12)	(0.03)	(0.16)	(0.00)(3)
Net realized and unrealized gain on investments(4)	1.08	1.38	0.73	0.01
Total from investment operations	0.96	1.35	0.57	0.01

Less distributions paid:
From net investment income	(0.79)	(0.19)	(0.02)	—
From net realized gains	(0.32)	(0.03)	—	—
Total distributions paid	(1.11)	(0.22)	(0.02)	—

Net Asset Value, End of Year/Period	$21.54	$21.69	$20.56	$20.01
Total Return(5)	4.54%	6.63%	2.85%	0.03%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$68,933	$68,982	$63,312	$5,802

Ratio of expenses to average net assets(6)	0.87%	0.80%	0.81%	0.80%
Ratio of net investment loss to average net assets(6)	(0.57%)	(0.14%)	(0.77%)	(0.80%)
Portfolio turnover rate(7)(8)	92.91%	146.32%	190.57%	4.29%
(1)Commencement of investment operations.
(2)Per share net investment loss was calculated using average shares outstanding method.
(3)Amount between $(0.005) and $0.00 per share.
(4)Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.
(5)Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.
(6)Annualized for periods less than one year.
(7)Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)Excludes in-kind transactions associated with creations and redemptions of the Fund.

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Investment Adviser
CrossingBridge Advisors, LLC
427 Bedford Road, Suite 220
Pleasantville, New York 10570
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

CrossingBridge Pre-Merger SPAC ETF
A Series of Trust for Professional Managers

FOR MORE INFORMATION

You may find additional information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI dated January 28, 2025 is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You may obtain a free copy of these documents, request other information, such as the Fund’s financial statements, or make general inquiries about the Fund by calling the Fund at 800-617-0004 (toll-free), by visiting the Fund’s website at www.crossingbridgefunds.com or by writing to:

CrossingBridge Pre-Merger SPAC ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder reports and other information about the Fund are also available:

•free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

_______________________________________________
(The Trust’s SEC Investment Company Act of 1940 file number is 811‑10401.)

CrossingBridge Pre-Merger SPAC ETF
(SPC)

Listed on: The NASDAQ Stock Market LLC

Statement of Additional Information
January 28, 2025

This Statement of Additional Information (“SAI”) provides general information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”), a series of Trust for Professional Managers (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated January 28, 2025 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. The audited financial statements of the Fund for the fiscal year ended September 30, 2024 are incorporated herein by reference from the Fund’s 2024 Annual Report to Shareholders on Form N-CSR. To obtain a copy of the Prospectus and/or the Fund’s 2024 Annual Report to Shareholders, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at www.crossingbridgefunds.com.

CrossingBridge Pre-Merger SPAC ETF
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
800-617-0004

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund is one series of the Trust. The Fund is a diversified series of the Trust and has its own investment objective and policies. Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Trust may register additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest (“Shares”) each with a par value of $0.001. Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series or class of shares. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust does not normally hold annual meetings of shareholders. The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

The Fund commenced operations in 2021. The Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the NASDAQ Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in the event of any dissolution or liquidation of a Fund, the shareholders of the Fund being liquidated are entitled to receive a pro rata distribution out of the net assets, net of the liabilities, belonging to that Fund. Expenses attributable to any series or class are borne by that series or class. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As is the case with other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

CrossingBridge Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Adviser also serves as investment adviser to the CrossingBridge Low Duration High Income Fund, the CrossingBridge Ultra-Short Duration Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund, each separate series of the Trust.

Investment Policies, Strategies and Associated Risks

Investment Objective
The Fund seeks to provide total returns consistent with the preservation of capital.

There is no assurance that the Fund will achieve its investment objective. The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus. Except for the fundamental investment restrictions listed below (see “Investment Restrictions - Fundamental Investment Restrictions” below), the Fund’s investment strategies and policies are not fundamental and may be changed by the sole action of the Board of Trustees, without shareholder approval. The Fund’s investment objective and strategies may be changed without the approval of the Fund’s shareholders upon approval by the Board of Trustees and 60 days’ written notice to shareholders. While the Fund is permitted to hold securities and to engage in various strategies as described hereafter, it is not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, the standard or percentage limitation is determined immediately after and as a result of the Fund’s acquisition or sale of the security or other asset. Accordingly, except with respect to borrowing and illiquid investments, any subsequent changes in values, net assets or other circumstances are not considered when determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive securities, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund will sell these investments as soon as reasonably practicable while trying to maximize the return to Fund shareholders.

Diversification
The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

The Fund commenced operations as a “non-diversified” fund; however, the Fund continuously operated as a diversified fund for three years and effective September 21, 2024, is now classified as diversified.

General Market Risks
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

Cybersecurity
With the widespread use of the Internet and technology in connection with the Fund’s operations, the Fund is susceptible to greater operational and information security risks through breaches in cybersecurity. Cybersecurity breaches include, without limitation, infection by computer viruses and unauthorized access to the Fund’s systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cybersecurity breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Fund’s systems. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Fund and its shareholders could be negatively impacted as a result. In addition, because the Fund works closely with third-party service providers (e.g., custodians), indirect cybersecurity breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact Fund shareholders because of a decrease in the value of these securities. While the Fund has established risk management systems designed to reduce the risks associated with cybersecurity breaches, there can be no assurances that such measures will be successful particularly since the Fund does not control the cybersecurity systems of issuers or third-party service providers.

Borrowing
The Fund may borrow money to the extent permitted under the 1940 Act, or otherwise limited herein, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes the Fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by the Fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a RIC under the Code.

Borrowing tends to exaggerate the effect on the Fund’s NAV per share of any changes in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest costs, which may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of the Fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the Fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales “against the box”), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, to-be-announced securities, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of the Fund or are economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets equal (as determined on a daily marked-to-market basis) in value to the Fund’s potential economic exposure under the borrowing transaction, or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). Liquid assets are maintained to cover “senior securities transactions.” The value of the Fund’s “senior securities” holdings are marked-to-market daily to ensure proper coverage. The Fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, assets being maintained to cover “senior securities” transactions may not be available to satisfy redemptions or for other purposes.

Debt Securities
Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the NAV of the shares of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of the Fund’s investments, changes in relative values of the currencies in which the Fund’s investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by the Fund, and a decline in interest rates will increase the value of fixed income securities held by the Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

The Fund’s investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and other criteria set forth for the Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of shares of the Fund will vary as the aggregate value of the Fund’s portfolio securities increases or decreases. Moreover, the value of lower-rated debt securities that the Fund purchases may fluctuate more than the value of higher-rated debt securities. Lower-rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower-rated fixed income securities generally tend to reflect short term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Fund but will be reflected in the NAV of the Fund’s shares.

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

When and if available, debt securities may be purchased at a discount from face value. From time to time, the Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income (or capital appreciation, if any).

Investment grade securities are generally securities rated at the time of purchase Baa3 or better by Moody’s or BBB- or better by S&P or comparable non-rated securities. Non-rated securities will be considered for investment by the Fund when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund’s objective and policies.

Corporate debt securities with a below investment grade rating have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Adviser, where applicable, deems it in the best interest of the Fund’s shareholders.

The ratings of fixed income securities by a nationally recognized statistical rating organization are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor’s standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Adviser will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities. Consequently, the issuer’s convertible securities may be viewed as having more risk than its senior debt securities, but less risk than its common stock.

The Fund may invest in small, medium or large capitalization companies. The risks of investing in companies in general include business failure and reliance on erroneous reports. Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets, or financial resources, or are dependent on a small management group. In addition, because these securities are not well-known to the investing public, they do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. The Fund may also invest in the securities of micro-size companies, which are subject to substantially the same risks as those of the securities of small-size companies.

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-size companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Common Stock. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits and the issuer’s management capability and practices.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Forward Currency Contracts
The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Illiquid Investments
The Fund may invest in illiquid investments if such purchases at the time thereof would not cause more than 15% of the value of the Fund’s net assets to be invested in such illiquid or not readily marketable assets.

The term “illiquid investment” is defined as a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments subject to guidelines as set forth in the Fund’s liquidity risk management program. Illiquid investments will generally be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Lending of Portfolio Securities
As a non-principal strategy, the Fund may lend portfolio securities to certain broker/dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. Such loans must be secured by collateral in cash or U.S. government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. The Fund may call a loan and obtain the securities loaned at any time generally on less than five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with the Fund. The Fund also bears the risk that the borrower may fail to return the securities in a timely manner or at all, either because the borrower fails financially or for other reasons. The Fund could experience delays and costs in recovering the loaned securities or in gaining access to and liquidating the collateral, which could result in actual financial loss and which could interfere with portfolio management decisions or the exercise of ownership rights in the loaned securities. However, the loans would be made only to firms deemed by the

Adviser or their agent to be creditworthy and when the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Adviser, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund.

While securities are on loan, the Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults; the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan; the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted; the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities; the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions; and the risk that any efforts to recall the securities for purposes of voting may not be effective.

U.S. Government Securities
Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. government. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

When-Issued Securities
The Fund may from time to time purchase securities on a “when-issued” basis. When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund, and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund’s intention that the Fund will be fully invested to the extent practicable and subject to the policies stated herein and in the Prospectus. Although when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund’s assets. However, the Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

The Fund does not believe that the Fund’s NAV per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund’s NAV per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. Liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, the Fund’s commitments to purchase securities on a when-issued basis. The value of the Fund’s “senior securities” holdings are marked-to-market daily to ensure proper coverage. Such securities either will mature or, if necessary, be sold on or before the settlement date.

Zero-Coupon Bonds
The Fund may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

Temporary Investments
The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment limitations and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures include investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) money market funds or other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act;

2.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.Concentrate its investments (i.e., invest 25% or more of its net assets, calculated at the time of purchase and taken at market value), in securities of issuers in any one industry. For purposes of this limitation, (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities and tax-exempt securities of state or municipal governments and their political subdivisions, agencies or instrumentalities, (iii) repurchase agreements collateralized by the instruments described in clause (ii) and (iv) securities of SPACs, are not considered to be issued by members of any industry;

4.Purchase or sell real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities; or

6.Make loans, except to the extent permitted under the 1940 Act.

In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. In determining its compliance with the fundamental investment restriction on concentration, the Fund will also look through to the user or use of private activity municipal bonds to determine their industry.

Non-Fundamental Investment Restriction
The following non-fundamental investment restriction is applicable to the Fund. This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

1.    The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in shares of common stock and units of SPACs that have yet to consummate a shareholder-approved merger or business combination.

Except with respect to the limitation on borrowing, if the Fund is in compliance with a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus at the time that a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

In addition, the Fund is a “diversified” investment company within the meaning of the 1940 Act. The Fund commenced operations as a non-diversified fund, but is now classified as diversified. Therefore, in addition to the fundamental investment restrictions above, except with the approval of a majority of the outstanding voting securities, the Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

Exchange Listing and Trading

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares from the listing under any of the following circumstances: (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (ii) the Fund no longer complies with the Exchange’s requirements for Shares; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of the Fund from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of seven individual Trustees (each, a “Trustee,” and collectively, the “Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	31	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	31	Retired; Former Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-2021).	Independent Trustee, USA MUTUALS (an open-end investment company) (2001-2021).
Vincent P. Lyles 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1961	Trustee	Indefinite Term; Since April 6, 2022	31	Executive Director, Milwaukee Succeeds (education advocacy organization) (2023-present); System Vice President of Community Relations, Advocate Aurora Health Care (health care provider) (2019-2022).	Independent Director, BMO Funds, Inc. (an open-end investment company) (2017-2022).
Erik K. Olstein 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee	Indefinite Term; Since April 6, 2022	31	Retired; President and Chief Operating Officer, Olstein Capital Management, L.P. (asset management firm) (2000-2020).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Lisa Zúñiga Ramírez 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	31	Retired; Principal and Senior Portfolio Manager, Segall, Bryant & Hamill, LLC (asset management firm) (2018-2020).	Director, Peoples Financial Services Corp. (a publicly-traded bank holding company) (2022-present); Director, Century Communities, Inc. (a publicly-traded homebuilding company) (2023-present).
Gregory M. Wesley 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1969	Trustee	Indefinite Term; Since April 6, 2022	31	President and Chief Executive Officer, Greater Milwaukee Foundation (2024-present); Senior Vice President of Strategic Alliances and Business Development, Medical College of Wisconsin (2016-2024).	N/A
Interested Trustee and Officers
John P. Buckel* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Chairperson, Trustee, President and Principal Executive Officer	Indefinite Term; Chairperson and Trustee (since January 19, 2023); President and Principal Executive Officer (since January 24, 2013)	31	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Deanna B. Marotz 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since October 21, 2021	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2021-present); Chief Compliance Officer, Keeley-Teton Advisors, LLC and Teton Advisors, Inc (2017-2021).	N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019).	N/A
Kelly A. Strauss 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
Shannon L. Coyle 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1990	Assistant Treasurer	Indefinite Term; Since August 26, 2022	N/A	Officer, U.S. Bancorp Fund Services, LLC (2015-present).	N/A
Marissa J. Pawlinski 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1996	Assistant Secretary	Indefinite Term; Since January 18, 2024	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022); Legal Intern, City of Brookfield (2020-2021); Student, Marquette University Law School (2019-2021).	N/A
*Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Role of the Board
The Board of Trustees provides oversight of the management and operations of the Trust. Like all funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor (defined below), Custodian, and the Fund’s administrator and transfer agent, each of which are discussed in greater detail in this SAI. The Board approves all significant agreements with the Adviser, Distributor, Custodian, and the Fund’s administrator and transfer agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal Board meetings, which are generally held five times per year, and at such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time, one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is composed of six Independent Trustees – Dr. Michael D. Akers, Gary A. Drska, Vincent P. Lyles, Erik K. Olstein, Lisa Zúñiga Ramírez and Gregory M. Wesley – and one Trustee who is an “interested person” (as defined by the 1940 Act) of the Trust (the “Interested Trustee”) – John P. Buckel. Accordingly, more than 85% of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser or its affiliates, or any other investment adviser or service provider to the Trust or any underlying fund. The Board of Trustees has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating Committee is composed entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Buckel, is deemed to be an “interested person” of the Trust, as defined by the 1940 Act, due to his position and material business relationship with the Trust. Mr. Buckel also serves as a Vice President of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator. The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his or her experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the unaffiliated nature of each investment adviser and the funds managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee. In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows these Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board during Board meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his or her continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA. Dr. Akers has served as an Independent Trustee of the Trust since 2001. Dr. Akers previously served as an independent trustee of USA Mutuals, an open-end investment company, from 2001 to June 2021. Dr. Akers has been a Professor Emeritus, Department of Accounting at Marquette University since June 2019, was Professor, Department of Accounting at Marquette University from 2004 to May 2019, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor, Department of Accounting at Marquette University from 1996 to 2004. Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant. Through his experience as an investment company trustee and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska. Mr. Drska has served as an Independent Trustee of the Trust since 2001. Mr. Drska previously served as an independent trustee of USA Mutuals from 2001 to June 2021. Mr. Drska previously served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, from 1986 to September 2021. Through his experience as an investment company trustee, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Vincent P. Lyles. Mr. Lyles has served as an Independent Trustee of the Trust since 2022. Mr. Lyles has served as Executive Director of Milwaukee Succeeds since January 2023. He previously served as System Vice President of Community Relations at Advocate Aurora Health Care from 2019 to 2022. He served as an Independent Director of BMO Funds, Inc., an open-end investment company, from 2017 to 2022. Mr. Lyles is a board member and finance committee member of Badger Mutual Insurance Company and a Trustee and member of the Committee of Student Experience & Mission on the Board of Trustees at Marquette University. Mr. Lyles previously served as President and Chief Executive Officer of the Boys & Girls Club of Greater Milwaukee from 2012 to 2018, President of M&I Community Development Corporation from 2006 to 2011, and as a Director of Public Finance of Robert W. Baird & Co. from 1995 to 2006. He received his Juris Doctor degree from the University of Wisconsin-Madison Law School in 1987. Through his experience as an investment company trustee and his employment experience, Mr. Lyles is experienced with legal, financial, accounting, regulatory and investment matters.

Erik K. Olstein. Mr. Olstein has served as an Independent Trustee of the Trust since 2022. Mr. Olstein served as President and Chief Operating Officer from 2000 to 2020 and Vice President of Sales and Chief Operating Officer from 1995 to 2000 at Olstein Capital Management, L.P., an asset management firm he co-founded. During his time at Olstein Capital Management, L.P., Mr. Olstein was responsible for fiduciary oversight and management of The Olstein Funds, an open-end investment company, where he served as Trustee, Secretary and Assistant Treasurer from 1995 to 2018. Mr. Olstein currently serves as President and Trustee of the Board of Trustees of the Trinity-Pawling School and has previously held Board positions with the American Friends of the National Museum of the Royal Navy, National Maritime Historical Society and U.S. Naval Service Personal Education Assistance Fund. Through his experience as an investment company trustee and his employment experience, Mr. Olstein is experienced with financial, accounting, regulatory and investment matters.

Lisa Zúñiga Ramírez, CFA®, FSA. Ms. Ramírez has served as an Independent Trustee of the Trust since 2022. Ms. Ramírez has served on the Board of Directors of Peoples Financial Services Corp., a publicly-traded bank holding company, since 2022, and on the Board of Directors of Century Communities, Inc., a publicly-traded homebuilding company, since 2023. Ms. Ramírez served as Senior Portfolio Manager at Segall Bryant & Hamill, LLC, an asset management firm, from 2018 to 2020. She served as Partner and Senior Portfolio Manager from 2009 to 2018, Partner and Senior Equity Analyst from 2002 to 2009 and Equity Analyst from 1997 to 2002 at Denver Investments, LLC, an asset management firm that was acquired by Segall Bryant & Hamill, LLC in 2018. Ms. Ramírez currently serves as an Independent Director on the Bow River Capital Advisory Board, an asset management firm, and is a Director of the Denver Employees Retirement Plan. In addition, she serves on the boards of The Denver Foundation, NACD (National Association of Corporate Directors) Colorado Chapter, the Boettcher Foundation and Vuela for Health. Ms. Ramírez is a CFA® charterholder (CFA® is a registered trademark owned by the CFA Institute) and holds the Fundamentals of Sustainability Accounting (FSA) credential from the Sustainability Accounting Standards Board. Through her employment experience, Ms. Ramírez is experienced with financial, accounting, ESG (environmental, social and governance), regulatory and investment matters.

Gregory M. Wesley. Mr. Wesley has served as an Independent Trustee of the Trust since 2022. Mr. Wesley has served as President and Chief Executive Officer of the Greater Milwaukee Foundation since 2024. Prior to his current role at the Greater Milwaukee Foundation, he was Senior Vice President of Strategic Alliances and Business Development at the Medical College of Wisconsin from 2016 to 2024. Prior to his role at the Medical College of Wisconsin, he was a Partner at MWH Law Group LLP, a law firm during 2016, and a Partner at Gonzalez, Saggio & Harlan LLP, a law firm from 2002 to 2016. Mr. Wesley serves on the Board of Directors of the Metropolitan Milwaukee Association of Commerce, MHS Health Wisconsin, Versiti, Inc., and the Greater Milwaukee Committee. He also serves on the Board of Trustees of the Johnson Foundation at Wingspread. He previously sat on the Board of Trustees of the Medical College of Wisconsin from 2009 to 2016, the Board of Directors of Park Bank Milwaukee from 2015 to 2020, and the Board of Trustees of the Greater Milwaukee Foundation from 2016 to 2024. Mr. Wesley received his Juris Doctor degree from the University of Wisconsin-Madison Law School in 1997. Through his sustained employment and board experience, Mr. Wesley is experienced with legal, financial, accounting, regulatory and investment matters.

John P. Buckel. Mr. Buckel has served as a Trustee of the Trust since 2023 and has served as President of the Trust since 2013. Mr. Buckel has served as a Vice President of Fund Services, a multi-line service provider to investment companies, since 2004. Through his experience as an investment company trustee and his employment experience, Mr. Buckel is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Shares
As of December 31, 2024, the following Trustee beneficially owned shares of certain series of the Trust as follows. No other Trustee or Officer of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Trustee	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Shares Owned of Series in the Trust
Lisa Zúñiga Ramírez	None	Over $100,000

Furthermore, as of December 31, 2024, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Adviser, the Distributor, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Fund, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Fund, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates.

Board Committees

Audit Committee. The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska, Mr. Vincent P. Lyles, Mr. Erik K. Olstein, Ms. Lisa Zúñiga Ramírez and Mr. Gregory M. Wesley. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence. Dr. Akers, the designated Audit Committee chairman, and Ms. Ramírez, serve as the Audit Committee’s “audit committee financial experts,” as stated in the annual reports relating to the series of the Trust. During the Fund’s past fiscal year, the Audit Committee met two times with respect to the Fund.

Nominating Committee. The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska, Mr. Vincent P. Lyles, Mr. Erik K. Olstein, Ms. Lisa Zúñiga Ramírez and Mr. Gregory M. Wesley. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Nominating Committee Charter. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees. During the Fund’s past fiscal year, the Nominating Committee met once.

Trustee Compensation
The Independent Trustee fees are paid to the Trust by the Adviser under the Fund’s unitary fee structure. These fees are not paid by the Fund. Effective January 1, 2025, the Independent Trustees receive from the Trust an annual retainer of $115,000(1), $6,500(1) for each regular Board meeting attended and $1,000 for each special Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Members of the Audit Committee receive $2,000 for each meeting of the Audit Committee attended. Effective January 1, 2025, the chairman of the Audit Committee receives an annual retainer of $10,000(1). Interested Trustees do not receive any compensation for their service as Trustees. For the fiscal year ended September 30, 2024, the Trustees received the following compensation from the Fund:

Name of Person/Position	Aggregate Compensation from the Adviser on Behalf of the Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(3) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee(4)(5)	$4,447	None	None	$130,750
Gary A. Drska, Independent Trustee(4)	$4,276	None	None	$125,750
Vincent P. Lyles Independent Trustee(4)	$4,276	None	None	$125,750
Erik K. Olstein Independent Trustee(4)	$4,276	None	None	$125,750
Lisa Zúñiga Ramírez Independent Trustee(4)	$4,276	None	None	$125,750

Name of Person/Position	Aggregate Compensation from the Adviser on Behalf of the Fund(2)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(3) Paid to Trustees
Gregory M. Wesley Independent Trustee(4)	$4,276	None	None	$125,750
John P. Buckel, Interested Trustee	None	None	None	None
(1)    Prior to January 1, 2024, the Independent Trustees received an annual retainer of $65,000. For the calendar year ended December 31, 2024, the Independent Trustees received an annual retainer of $100,000, $4,500 for each regular Board meeting attended, and chairman of the Audit Committee received an annual retainer of $5,000.
(2)    Trustees’ fees and expenses are allocated between the Fund and any other series comprising the Trust.
(3)    There are currently thirty other series comprising the Trust.
(4)    Audit Committee member.
(5)    Audit Committee chairman.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of December 31, 2024, to the best of the Trust’s knowledge, no person was a control person of the Fund, and all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934, as amended) less than 1% of shares of the Fund. As of December 31, 2024, the following shareholders were considered to be principal shareholders of the Fund:

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Company, Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	67.13%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	21.10%	Record	N/A	N/A

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Fund by the Adviser, CrossingBridge Advisors, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund. The Adviser is a wholly-owned subsidiary of ENDI Corp.

The Advisory Agreement is renewable from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund’s outstanding voting securities; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in-person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment” (as defined under the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a unitary management fee, which is computed daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets, as specified in the Prospectus. However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

The table below sets forth the advisory fees paid by the Fund to the Adviser under the Advisory Agreement, for the fiscal years indicated.

Fiscal Year	Advisory Fee
September 30, 2024	$559,345
September 30, 2023	$521,078
September 30, 2022	$372,203

Portfolio Managers
As disclosed in the Prospectus, David K. Sherman, T. Kirk Whitney and Michael De Kler (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”) are each a portfolio manager of the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded as of September 30, 2024:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

David K. Sherman
Other Registered Investment Companies	3	$1,250.5 million	0	$0
Other Pooled Investment Vehicles	2	$116.2 million	0	$0
Other Accounts	7	$89.2 million	0	$0

T. Kirk Whitney
Other Registered Investment Companies	1	$163.7 million	0	$0
Other Pooled Investment Vehicles	1	$111.6 million	0	$0
Other Accounts	2	$52.9 million	0	$0

Michael De Kler
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$6.1 million	0	$0

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Fund’s investments and the management of the investments of “other accounts”. The other accounts may have the same investment objective as the Fund but may be subject to different management fee structures than the Fund. Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Conflicts of Interest Relating to Accounts Investing in the same Portfolio Company
Conflicts may arise in cases where different CrossingBridge clients as well as affiliate clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more CrossingBridge clients as well as affiliate clients may own private securities of an issuer and other CrossingBridge clients as well as affiliate clients may own public securities of the same issuer. For example, a CrossingBridge client or an affiliate client may acquire a loan assignment or fixed income security of a particular borrower in which one or more CrossingBridge clients or affiliate clients have an equity investment. In negotiating the terms and conditions of any such investments, or any subsequent amendments, CrossingBridge may find that the interests of some clients may conflict with other CrossingBridge as well as affiliate clients. If an issuer in which a CrossingBridge client and one or more other CrossingBridge as well as affiliate clients hold different classes of securities (or other assets, instruments, obligations issued by such issuer) encounters financial problems, decisions over the terms of any workout may raise conflicts of interest (including conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity holder might prefer a reorganization that holds the potential to create or retain value for the equity holders. Further, investing in different parts of the capital structure may also result in a conflict between clients with regards to corporate events and proxy voting. CrossingBridge clients that invest in different rankings within the capital structure may have different economic outcomes than originally expected.

CrossingBridge has adopted policies and procedures intended to prevent and mitigate such potential conflicts of interest. This includes, but is not limited to, the review of transactions by CrossingBridge’s compliance department. While CrossingBridge will attempt to resolve such matters fairly, shareholders should be aware that conflicts will not necessarily be resolved in favor of the Fund or their interests.

Portfolio Manager Compensation
As of September 30, 2024, Messrs. Sherman, Whitney and De Kler each receive a fixed base salary and incentive awards based on the profitability of the Adviser and the satisfaction of the account objectives. Further, Mr. Sherman participates in the overall profitability of the firm and may receive distributions. The Portfolio Managers also participate in a retirement plan.
Ownership of Securities in the Fund by the Portfolio Managers
As of September 30, 2024, the Portfolio Managers of the Fund beneficially owned shares of the Fund as shown below:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David K. Sherman	$100,001 - $500,000
T. Kirk Whitney	$1 - $10,000
Michael De Kler	None

Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration and servicing agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, Fund Services acts as the Fund’s administrator. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. In addition to its role as Administrator, Fund Services also acts as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

For the fiscal years indicated below, the Adviser paid the following in fund administration and fund accounting fees to Fund Services:

Administration and Accounting Fees Paid During Fiscal Years Ended September 30,
2024	2023	2022
$86,818	$91,100	$105,974

Custodian
U.S. Bank National Association, an affiliate of Fund Services (the “Custodian”), is the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust on behalf of the Fund, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian has custody of all assets and securities of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Fund and the Independent Trustees.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd. (“Cohen”), 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund. Cohen audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and the Fund’s federal income tax returns, and performs other auditing and tax services for the Fund when engaged to do so.

Distribution and Servicing of Shares
The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act). The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act), or by the Distributor on 60 days’ written notice.

During the last three fiscal years, the Distributor did not receive any net underwriting commissions on the sale of the Fund’s shares.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price or execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless the Adviser believes that better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC. Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practicable, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

When buying or selling securities, the Adviser may, although does not currently, execute trades for the Fund with broker-dealers that are affiliated with the Trust, the Adviser or their affiliates, and the Fund may pay commissions to such broker-dealers in accordance with procedures adopted by the Board. The Trust has adopted procedures to monitor and control such affiliated brokerage transactions, which are reported to and reviewed by the Board at least quarterly.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund did not acquire any securities of its “regular brokers or dealers” during the fiscal year ended September 30, 2024.

The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund. The following table shows the amount of any such transactions and related commissions paid for research services for the fiscal year ended September 30, 2024:

Commissions	Transactions
$4,518	$8,840,663

Brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu”.

As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee,” the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

Brokerage Commissions
For the fiscal years indicated below, the Fund paid the following brokerage commissions:

Brokerage Commissions Paid Paid During Fiscal Years Ended September 30
2024	2023	2022
$69,407	$87,353	$129,099

Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Furthermore, a high portfolio turnover rate may result in a greater number of taxable transactions.

For the fiscal years indicated below, the portfolio turnover rates for the Fund were as follows:

Portfolio Turnover During Fiscal Years Ended September 30,
2024	2023
92.91%	146.32%

Code of Ethics
The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser to invest in securities that may be purchased or held by the Fund. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) of the 1940 Act from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Proxy-Voting Procedures
The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser seeks to vote proxies in a manner reasonably believed to be in the best interests of shareholders and not affected by any material conflict of interest. The Adviser considers shareholders’ best economic interests over that long term, that is, the common interest of all shareholders over time. Unless instructed by a client to follow its own proxy voting policies and procedures, the Adviser generally will not consider a client’s individual characteristics or circumstances (including any social or political concerns) when determining how to vote proxies. Consequently, the Adviser typically votes solicited proxies identically for all client accounts for which they have discretionary authority. The Adviser’s general philosophy is to support management recommendations on routine matters such as approval of financial statements, director/trustee elections, and appointment of auditors.

The Adviser’s Proxy Voting Guidelines
The Adviser has adopted proxy voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Fund generally invest and may be revised in the Adviser’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, the Adviser may conduct research internally and/or use the resources of an independent research consultant. The Adviser may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management. To the extent that a client may direct the Adviser to vote according to its own proxy voting policies, the Adviser may vote that client’s securities differently than the same securities voted for other clients including the Fund.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. The Adviser may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate the Adviser to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise. The Adviser will not discuss with members of the public how they intend to vote on any particular proxy proposal.

In the event of a conflict between the interests of the Adviser and the Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy. The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, (1) by calling toll-free, 800-617-0004, (2) on the Fund’s website at www.crossingbridgefunds.com, or (3) by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Deanna B. Marotz has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; and reporting suspicious and/or fraudulent activity.

Portfolio Holdings Information
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. If the NYSE closes early, the Fund will calculate the NAV as of the close of trading on the NYSE on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser pursuant to the Adviser’s procedures subject to oversight by the Board of Trustees.

Each equity security owned by the Fund, including depositary receipts, that is traded on a national securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on which such security is traded, as of the close of business on the day the security is being valued or, lacking any reported sales, at the mean between the most recent bid and asked price. All equity securities that are not traded on a listed exchange are valued at the last sales price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security.

Securities that are traded on more than one exchange are valued using the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on NASDAQ shall be valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security will be valued at the mean between the most recent quoted bid and the asked prices at the close of the exchange on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by a national securities and foreign exchange and OTC markets as published by an approved independent pricing service (“Pricing Service”).

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Pricing quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Pursuant to Rule 2a-5 of the 1940 Act, all other assets of the Fund are valued in such manner as the Adviser in good faith deems appropriate to reflect their fair value.

Book-Entry Only System
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC

Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Purchase and Redemption of Shares in Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of the Deposit Securities and the Cash Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any or all of the Deposit Securities. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio referred to as custom baskets.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes from time to time.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to the Fund, the order cut-off time for orders to purchase Creation Units is 4:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the settlement date (the “Settlement Date”). If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The typical Settlement Date for each purchase transaction will be within one day of the Order Placement Date (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Transfer Agent, as discussed above. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum percentage of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Fund. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum percentage of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by the Fund. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Fund must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. The typical Settlement Date for each redemption transaction will be within one day of the Order Placement Date (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Federal Income Tax Matters
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

Taxation of the Fund. The Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to qualify for treatment as a RIC, the Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay the Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares. At September 30, 2024, the Fund had no capital loss carryovers.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF or an underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholders even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to

U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well) . Foreign shareholders who fail to provide an applicable Internal Revenue Service (“IRS”) form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the Tax Act, tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

Financial Statements
The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Fund’s 2024 Annual Report to Shareholders on Form N-CSR, are incorporated herein by reference.

TRUST FOR PROFESSIONAL MANAGERS
PART C

CROSSINGBRIDGE PRE-MERGER SPAC ETF

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 744 to its Registration Statement on Form N-1A with the SEC on September 25, 2020, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 26, 2023, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

(e)	(1)	(i)
ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2021, and is incorporated by reference.

		(ii)
First Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

		(iii)
Novation Agreement to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated by reference.

		(iv)
First Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated by reference.

		(v)
Second Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

		(vi)
Third Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

		(vii)
Fourth Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

	(2)
Form of Authorized Participant Agreement previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2021, and is incorporated herein by reference.

		(ii)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated herein by reference.

1

(iii)
Second Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated herein by reference.

(iv)
Third Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated herein by reference.

(v)
Fourth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

(vi)
Fifth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 843 to its Registration Statement on Form N-1A with the SEC on October 31, 2023, and is incorporated by reference.

(vii)
Sixth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

(viii)
Seventh Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2021, and is incorporated herein by reference.

(ii)
First Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

(iii)
Second Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated by reference.

(iv)
Third Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated herein by reference.

(v)
Fourth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

(vi)
Fifth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 843 to its Registration Statement on Form N-1A with the SEC on October 31, 2023, and is incorporated by reference.

(vii)
Sixth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

(viii)
Seventh Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

	(2)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 877 to its Registration Statement on Form N-1A with the SEC on January 24, 2025, and is incorporated by reference.
(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

	(2)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
2

(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		Rule 12b-1 Plan — Not Applicable.
(n)		Rule 18f-3 Plan — Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated by reference.

(2)
Code of Ethics for Adviser was previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.

	(3)	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

CrossingBridge Advisors, LLC (the “Adviser”) serves as the investment adviser for the CrossingBridge Pre-Merger SPAC ETF (the “Fund”). The principal business address of the Adviser is 427 Bedford Road, Suite 220, Pleasantville, NY 10570. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.AB Active ETFs, Inc.
2.ABS Long/Short Strategies Fund
3.ActivePassive Core Bond ETF, Series of Trust for Professional Managers
3

4.ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.AdvisorShares Trust
8.AFA Private Credit Fund
9.AGF Investments Trust
10.AIM ETF Products Trust
11.Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.AlphaCentric Prime Meridian Income Fund
13.American Century ETF Trust
14.Amplify ETF Trust
15.Applied Finance Dividend Fund, Series of World Funds Trust
16.Applied Finance Explorer Fund, Series of World Funds Trust
17.Applied Finance Select Fund, Series of World Funds Trust
18.ARK ETF Trust
19.ARK Venture Fund
20.Bitwise Funds Trust
21.Bluestone Community Development Fund
22.BondBloxx ETF Trust
23.Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.Bridgeway Funds, Inc.
25.Brinker Capital Destinations Trust
26.Brookfield Real Assets Income Fund Inc.
27.Build Funds Trust
28.Calamos Convertible and High Income Fund
29.Calamos Convertible Opportunities and Income Fund
30.Calamos Dynamic Convertible and Income Fund
31.Calamos Global Dynamic Income Fund
32.Calamos Global Total Return Fund
33.Calamos Strategic Total Return Fund
34.Carlyle Tactical Private Credit Fund
35.Cascade Private Capital Fund
36.Catalyst Strategic Income Opportunities Fund
37.CBRE Global Real Estate Income Fund
38.Center Coast Brookfield MLP & Energy Infrastructure Fund
39.Clifford Capital Partners Fund, Series of World Funds Trust
40.Cliffwater Corporate Lending Fund
41.Cliffwater Enhanced Lending Fund
42.Cohen & Steers Infrastructure Fund, Inc.
43.Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
44.CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
45.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
46.Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
49.Davis Fundamental ETF Trust
50.Defiance Connective Technologies ETF, Series of ETF Series Solutions
51.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
52.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
53.Defiance Quantum ETF, Series of ETF Series Solutions
4

54.Denali Structured Return Strategy Fund
55.Dividend Performers ETF, Series of Listed Funds Trust
56.Dodge & Cox Funds
57.DoubleLine ETF Trust
58.DoubleLine Income Solutions Fund
59.DoubleLine Opportunistic Credit Fund
60.DoubleLine Yield Opportunities Fund
61.DriveWealth ETF Trust
62.EIP Investment Trust
63.Ellington Income Opportunities Fund
64.ETF Opportunities Trust
65.Evanston Alternative Opportunities Fund
66.Exchange Listed Funds Trust
67.Exchange Place Advisors Trust
68.FlexShares Trust
69.Forum Funds
70.Forum Funds II
71.Forum Real Estate Income Fund
72.Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.Grayscale Future of Finance ETF, Series of ETF Series Solutions
74.Guinness Atkinson Funds
75.Harbor ETF Trust
76.Harris Oakmark ETF Trust
77.Hawaiian Tax-Free Trust
78.Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79.Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
81.Horizon Kinetics Medical ETF, Series of Listed Funds Trust
82.Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
83.IDX Funds
84.Innovator ETFs Trust
85.Ironwood Institutional Multi-Strategy Fund LLC
86.Ironwood Multi-Strategy Fund LLC
87.Jensen Quality Growth ETF, Series of Trust for Professional Managers
88.John Hancock Exchange-Traded Fund Trust
89.Kurv ETF Trust
90.LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
91.Mairs & Power Balanced Fund, Series of Trust for Professional Managers
92.Mairs & Power Growth Fund, Series of Trust for Professional Managers
93.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
94.Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
95.Manor Investment Funds
96.Milliman Variable Insurance Trust
97.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
98.Morgan Stanley ETF Trust
99.Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
100.Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
101.Morningstar Funds Trust
102.Mutual of America Investment Corporation
5

103.NEOS ETF Trust
104.Niagara Income Opportunities Fund
105.NXG Cushing® Midstream Energy Fund
106.Opal Dividend Income ETF, Series of Listed Funds Trust
107.OTG Latin American Fund, Series of World Funds Trust
108.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
109.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
110.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
111.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
112.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
113.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
114.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
115.Palmer Square Funds Trust
116.Palmer Square Opportunistic Income Fund
117.Partners Group Private Income Opportunities, LLC
118.Performance Trust Mutual Funds, Series of Trust for Professional Managers
119.Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
120.Perkins Discovery Fund, Series of World Funds Trust
121.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
122.Plan Investment Fund, Inc.
123.Point Bridge America First ETF, Series of ETF Series Solutions
124.Precidian ETFs Trust
125.Preferred-Plus ETF, Series of Listed Funds Trust
126.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
127.Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
128.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
129.Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
130.Renaissance Capital Greenwich Funds
131.Reynolds Funds, Inc.
132.RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
133.RiverNorth Patriot ETF, Series of Listed Funds Trust
134.RMB Investors Trust
135.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.Roundhill Cannabis ETF, Series of Listed Funds Trust
139.Roundhill ETF Trust
140.Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
141.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
142.Roundhill Video Games ETF, Series of Listed Funds Trust
143.Rule One Fund, Series of World Funds Trust
144.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
145.Six Circles Trust
146.Sound Shore Fund, Inc.
147.SP Funds Trust
148.Sparrow Funds
149.Spear Alpha ETF, Series of Listed Funds Trust
150.STF Tactical Growth & Income ETF, Series of Listed Funds Trust
151.STF Tactical Growth ETF, Series of Listed Funds Trust
152.Strategic Trust
153.Strategy Shares
154.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
6

155.Tekla World Healthcare Fund
156.Tema ETF Trust
157.The 2023 ETF Series Trust
158.The 2023 ETF Series Trust II
159.The Cook & Bynum Fund, Series of World Funds Trust
160.The Community Development Fund
161.The Finite Solar Finance Fund
162.The Private Shares Fund
163.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
164.Third Avenue Trust
165.Third Avenue Variable Series Trust
166.Tidal ETF Trust
167.Tidal Trust II
168.Tidal Trust III
169.TIFF Investment Program
170.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
171.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
172.Timothy Plan International ETF, Series of The Timothy Plan
173.Timothy Plan Market Neutral ETF, Series of The Timothy Plan
174.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
175.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
176.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
177.Total Fund Solution
178.Touchstone ETF Trust
179.T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
180.T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
181.T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.T-Rex 2x Long Ether Daily Target ETF
183.TrueShares Active Yield ETF, Series of Listed Funds Trust
184.TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
185.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
186.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
187.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
188.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
189.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
190.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
191.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
192.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
193.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
194.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
195.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
196.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
197.TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
198.U.S. Global Investors Funds
199.Union Street Partners Value Fund, Series of World Funds Trust
200.Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
201.Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
202.Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
203.Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
204.Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
205.Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
206.VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
7

207.VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
208.VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
209.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
211.VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
212.VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
213.VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II
214.VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
215.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
217.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
218.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
219.VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
220.VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
221.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
223.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
225.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
226.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
227.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
229.VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
230.VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
231.VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
232.VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
233.VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
234.Virtus Stone Harbor Emerging Markets Income Fund
235.Volatility Shares Trust
236.WEBs ETF Trust
237.West Loop Realty Fund, Series of Investment Managers Series Trust
238.Wilshire Mutual Funds, Inc.
239.Wilshire Variable Insurance Trust
240.WisdomTree Digital Trust
241.WisdomTree Trust
242.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

8

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	CrossingBridge Advisors, LLC 427 Bedford Road, Suite 220 Pleasantville, NY 10570
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

9

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 878 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 878 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of January, 2025.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
Chairperson, President, Principal Executive Officer
and Interested Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 878 to the Registrant’s Registration Statement has been signed below on January 24, 2025, by the following persons in the capacities indicated.

Signature	Title
/s/ John P. Buckel John P. Buckel	Chairperson, President, Principal Executive Officer and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Vincent P. Lyles* Vincent P. Lyles	Independent Trustee
Erik K. Olstein* Erik K. Olstein	Independent Trustee
Lisa Zúñiga Ramírez* Lisa Zúñiga Ramírez	Independent Trustee
Gregory M. Wesley* Gregory M. Wesley	Independent Trustee
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 877 to its Registration Statement on Form N-1A with the SEC on January 24, 2025, and is incorporated by reference.

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INDEX TO EXHIBITS

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(i)(2)	Consent of Counsel

(j)(1)	Consent of Independent Registered Public Accounting Firm